Accounts Receivable, Net (Details) - Schedule of provisions for doubtful accounts - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Schedule of provisions for doubtful accounts [Abstract]
Balance at beginning of the period	$ 6,629,960	$ 806,140	$ 806,140
Provision	818,229	350,937
Reversal	(3,312,287)
Effects of foreign exchange rate	(220,928)	13,875
Balance at end of the period	$ 3,914,974	$ 1,170,952	$ 6,629,960